Line of Credit and Long-Term Debt (Tables)	12 Months Ended
Jun. 30, 2014
Line of Credit and Long-Term Debt
Schedule of long-term debt

	Year ended June 30,
	2013	2014

Note payable—bank	$1,563	—
Note payable—related parties	—	—
Total long-term debt	1,563	—
Less current installments	625	—
Long-term debt, excluding current installments	$938	—